Loan Payable	12 Months Ended
Mar. 31, 2026
Borrowings [abstract]
Loan Payable

Note 12 — Loan Payable

On July 1, 2025, the Company entered into a loan payable with a third party for the purpose of financing its Directors and Officers insurance policy. The unsecured loan at inception was $276,750 for a period of ten months with a 7.70% fixed interest rate. At March 31, 2026, the balance of the loan payable was $28,477. Total payments for the loan totaled $257,949. Interest expense for the year ended March 31, 2026 was $7,902.

On July 1, 2024, the Company entered into a loan payable with a third party for the purpose of financing its Directors and Officers insurance policy. The unsecured loan at inception was $315,000 for a period of ten months with a 8.15% fixed interest rate. At March 31, 2025, the balance of the loan payable was $32,468. Total payments for the loan totaled $294,197. Interest expense for the year ended March 31, 2025 was $11,666.

There was no accrued interest at March 31, 2026 and 2025.